Risk Management - Summary of Capital Risk Management (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Capital risk management [Abstract]
Total borrowings and debt securities	₩ 133,631,830	₩ 120,605,365
Cash and cash equivalents	4,342,887	3,234,780	₩ 2,635,238	₩ 2,029,584
Net borrowings and debt securities	129,288,943	117,370,585
Total equity	₩ 37,264,750	₩ 42,000,256	₩ 65,326,706	₩ 70,668,059
Debt to equity ratio	346.95%	279.45%